Intangible Assets - Changes in Intangible Assets (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Decrease in goodwill	₩ 3,218
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Decrease in goodwill	₩ 3,218